Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,992	$ 6,659	$ 7,116
Ending balance	6,271	6,992	6,659
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,916	32,202	30,831
Additions	2,362	3,046	2,661
Disposals	(303)	(4,495)	(988)
Increase (decrease) through transfers, property, plant and equipment	0
Exchange difference	(87)	163	(302)
Ending balance	32,888	30,916	32,202
Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23,924)	(25,543)	(23,715)
Disposals	291	4,495	987
Increase (decrease) through transfers, property, plant and equipment	0	0
Exchange difference	(76)	116	(266)
Depreciation charge for the year	3,060	2,760	3,081
Ending balance	(26,617)	(23,924)	(25,543)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	29	520	721
Ending balance	296	29	520
Leasehold improvements | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,242	1,303	1,299
Additions	34	9	34
Disposals	(30)	(87)	0
Increase (decrease) through transfers, property, plant and equipment	14
Exchange difference	(7)	17	(30)
Ending balance	1,253	1,242	1,303
Leasehold improvements | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,213)	(783)	(578)
Disposals	18	87	0
Increase (decrease) through transfers, property, plant and equipment	(418)	275
Exchange difference	(8)	16	(9)
Depreciation charge for the year	188	226	214
Ending balance	(957)	(1,213)	(783)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,291	5,992	6,201
Ending balance	5,825	6,291	5,992
Plant and equipment | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,913	27,150	25,167
Additions	2,248	2,979	2,549
Disposals	(70)	(4,327)	(345)
Increase (decrease) through transfers, property, plant and equipment	0
Exchange difference	(64)	111	(221)
Ending balance	28,027	25,913	27,150
Plant and equipment | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(19,622)	(21,158)	(18,966)
Disposals	70	4,327	346
Increase (decrease) through transfers, property, plant and equipment	0	326
Exchange difference	(55)	60	(140)
Depreciation charge for the year	2,705	2,405	2,678
Ending balance	(22,202)	(19,622)	(21,158)
IT and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	672	147	194
Ending balance	150	672	147
IT and office equipment | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,761	3,749	4,365
Additions	80	58	78
Disposals	(203)	(81)	(643)
Increase (decrease) through transfers, property, plant and equipment	(14)
Exchange difference	(16)	35	(51)
Ending balance	3,608	3,761	3,749
IT and office equipment | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,089)	(3,602)	(4,171)
Disposals	203	81	641
Increase (decrease) through transfers, property, plant and equipment	418	(601)
Exchange difference	(13)	40	(117)
Depreciation charge for the year	167	129	189
Ending balance	$ (3,458)	$ (3,089)	$ (3,602)